Segments	12 Months Ended
Mar. 31, 2025
Segments [Abstract]
SEGMENTS

Note 18 - SEGMENTS

The Company currently operates within two main reportable segments: offline wholesale and online platform. The offline wholesale segment includes supplying prescription and OTC medicines, traditional Chinese medicine (“TCM”), dietary supplement, medical devices and sundry items to other drug vendors and hospitals. The online platform provided various medical products to retail pharmacies, clinics and other vendors across the country. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on profit or loss from operations before interest and income taxes not including nonrecurring gains and losses.

The Company’s reportable business segments are strategic business units that offer different products and services. Each segment is managed separately because they require different operations and markets to distinct classes of customers

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2025:

	Offline wholesale	Online platform	Total
Revenue	$118,864,443	$1,107,195	$119,971,638
Cost of goods	115,107,821	1,025,002	116,132,823
Gross profit	$3,756,622	$82,193	$3,838,815
Selling expenses	1,497,333	36,867	1,534,200
General and administrative expenses	3,339,954	-	3,339,954
Income from operations	$(1,080,665)	$45,326	$(1,035,339)
Depreciation and amortization	$57,516	$-	$57,516
Total capital expenditures	$-	$-	$-

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2024:

	Offline wholesale	Online platform	Total
Revenue	$123,994,053	$-	$123,994,053
Cost of goods	119,115,636	-	119,115,636
Gross profit	$4,878,417	$-	$4,878,417
Selling expenses	934,223	-	934,223
General and administrative expenses	3,348,112	-	3,348,112
Income from operations	$596,082	$-	$596,082
Depreciation and amortization	$36,001	$-	$36,001
Total capital expenditures	$1,168	$-	$1,168

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2023:

	Offline wholesale	Online platform	Total
Revenue	$120,199,193	$-	$120,199,193
Cost of goods	116,597,751	-	116,597,751
Gross profit	$3,601,442	$-	$3,601,442
Selling expenses	1,266,025	-	1,266,025
General and administrative expenses	5,137,741	-	5,137,741
Stock based compensation	10,360,000	-	10,360,000
Loss from operations	$(13,162,324)	$-	$(13,162,324)
Depreciation and amortization	$31,225	$-	$31,225
Total capital expenditures	$704	$-	$704